Summary of Material Accounting Policies - Estimated Useful Life for Depreciation of Individual Assets (Detail)	12 Months Ended
Dec. 31, 2024
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	1 year
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	51 years
Machinery and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	1 year
Machinery and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	20 years
Tools [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	1 year
Tools [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	4 years
Other equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	1 year
Other equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	7 years